Structured Entities - Consolidated Structured Entities - Additional Information (Detail) $ in Millions, $ in Millions	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)
Disclosure of information about consolidated structured entities [line items]
Assets pledged	$ 266,014.0		$ 254,502.0
Limited Recourse Capital Notes [Member]
Disclosure of information about consolidated structured entities [line items]
Limited recourse capital notes outstanding	4,500.0		4,500.0
Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding			21.4	$ 15.7
Canadian auto loan receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged			216.4
Scotiabank covered bond guarantor limited partnership [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Covered bond outstanding	50,000.0		45,900.0
Scotiabank covered bond guarantor limited partnership [member] | Uninsured residential mortgage backed securities [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	51,500.0		51,400.0
Halifax receivables trust [member] | Unsecured personal line of credit receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	241.0	$ 174.0	95.0	70.0
Subordinated notes outstanding	2,800.0		1,100.0
Trillium credit card trust II [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding		$ 2,000.0		$ 800.0
Trillium credit card trust II [member] | Credit card receivable [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	3,200.0		1,200.0
U.S. multi-seller conduit [Member] | Business and government loans [Member]
Disclosure of information about consolidated structured entities [line items]
Assets recognized in entity's financial statements in relation to consolidated structured entities	$ 13,000.0		$ 10,000.0